OMB APPROVAL OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response. . . . . . . 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383

Date of fiscal year end:        6/30/15               .

Date of reporting period:     7/1/14 to 6/30/15   .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2015 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

13	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

14	GOVERNMENT SERIES FINANCIAL STATEMENTS

17	NOTES TO FINANCIAL STATEMENTS

26	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

29	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2015 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Fund”) for the period ended June 30, 2015. Safety of principal and liquidity remain our top priorities when managing the Fund. Despite a continued low-interest-rate environment, the Fund continues to generate relatively competitive yields.

Economic Update

Overall, the U.S. economy continues to strengthen. While other areas of the developed world (such as Europe and Japan) struggled with stagnation, U.S. gross domestic product (“GDP”) grew at a decent pace in 2014, propelled largely by consumer spending. GDP growth has since moderated its pace, with 2015 first-quarter results reflecting a contraction of -0.2%—potentially echoing last year’s weather-related slowdown, but also attributable to a strong dollar appreciation that has led to a rise in imports and a decline in exports. Nonetheless, the U.S. labor market continues to do well, with the pace of new job creation averaging more than 200,000 jobs per month recently and a decline in the unemployment rate over the past year toward 5.0%.

The sharp decline in oil prices in the second half of 2014 played a significant role in the global economy—strengthening the dollar while dampening inflation in the U.S., and boosting inflation in emerging markets. Short-term supply/demand dynamics are expected to remain stable as the Organization of the Petroleum Exporting Countries (“OPEC”) is likely to maintain its current production ceiling.

Interest Rates

While the Federal Open Market Committee (“FOMC”) seems inclined to raise short-term rates later this year, the unsettled global situation surrounding Greece could delay this action until 2016. In the U.S., the latest improvement in the unemployment rate has put the rate into the Federal Reserve’s (“Fed’s”) target range (5.2% to 5.5%), but inflation remains below the Fed’s target of 2%. The personal consumption expenditures (“PCE”) price index, the Fed’s preferred gauge of core inflation, continues to undershoot the Fed’s target, as it advanced just 1.2% year-over-year through May. The FOMC expects slow growth accompanied by only a modest rise in inflation over the medium term, and thus Fed governors have been consistent in forecasting that the pace of interest-rate rises will be slow and gentle.

Fund Strategy

For most of the past year, we maintained the weighted average maturity (“WAM”) near the maximum permitted by the Fund’s investment policy, in order to take advantage of the modestly higher yields available in longer-dated money-market securities. This was consistent with our outlook that there would likely be no change in Fed policy during this period.

PFM Funds Annual Report | June 30, 2015  1

Since January, money-market yields have risen modestly, reflecting the improved economic outlook and nuanced change to the Fed’s statement about when it might begin to tighten its monetary policy. This rise was reflected in yields for six-month and longer maturities. We maintained our WAM targets and were able to take advantage of this small opportunity.

Recently, we have become more defensive as we foresee the Fed moving short-term rates higher in the coming months. We continue to be vigilant about the timing and magnitude of a potential rise in rates, and we will seek to shorten maturities further and increase liquidity in advance of any move by the Fed to raise overnight rates from their current levels.

In the Prime Series, we will seek to capitalize on the yield advantage available in high-grade commercial paper, negotiable certificates of deposit, and other money-market instruments where we believe that they offer attractive value. As always, our aim will be to execute investment strategies nimbly and cautiously.

We look forward to continuing our work as Investment Advisor to the Fund in developing and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

June 30, 2015

 2  PFM Funds Annual Report | June 30, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statements of net assets of the PFM Funds (comprising, respectively, the Prime Series and Government Series) (the “Funds”) as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 28, 2015

PFM Funds Annual Report | June 30, 2015  3

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.002	0.003	0.003
Total From Operations	0.001	0.002	0.002	0.003	0.003
Less: Distribution
Net Investment Income	(0.001)	(0.002)	(0.002)	(0.003)	(0.003)
Total Distributions	(0.001)	(0.002)	(0.002)	(0.003)	(0.003)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.14%	0.15%	0.25%	0.26%	0.26%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,517,012	$3,526,173	$3,922,670	$4,261,742	$3,283,797
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.14%	0.15%	0.25%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.02%	0.14%	0.24%	0.24%	0.25%

The accompanying notes are an integral part of these financial statements.

 4  PFM Funds Annual Report | June 30, 2015

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Institutional Class

	Year Ended June 30,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.001	0.002	0.002	0.002
Total From Operations	0.001	0.001	0.002	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.07%	0.08%	0.17%	0.18%	0.18%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,815,312	$2,052,845	$2,110,672	$1,947,637	$1,724,797
Ratio of Expenses to Average Net Assets	0.15%	0.16%	0.16%	0.16%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.18%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.07%	0.07%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.04%	0.07%	0.17%	0.17%	0.18%

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2015  5

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Colorado Investors Class

				July 14, 2011(1)
	Year Ended June 30,			through
	2015	2014	2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.001	0.002	0.002
Total From Operations	0.001	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.001)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000
Total Return	0.10%	0.11%	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$453,198	$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.13%	0.12%	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.17%	0.15%	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.10%	0.10%	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.06%	0.07%	0.15%	0.20	%(2)

(1) The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(2) Annualized.

(3) Not annualized.

The accompanying notes are an integral part of these financial statements.

 6  PFM Funds Annual Report | June 30, 2015

STATEMENT OF NET ASSETS

Prime Series

June 30, 2015

		Face
		Amount	Value
Certificates of Deposit (57.0%)
Bank of America
0.28%	8/3/15	$100,000,000	$100,000,000
0.35%	11/16/15	70,000,000	70,000,000
Bank of Nova Scotia (Houston)
0.29%(1)	11/23/15	75,000,000	75,000,000
Bank of Tokyo Mitsubishi (NY)
0.46%(1)	12/4/15	50,000,000	50,019,357
BMO Harris Bank
0.30%	8/3/15	20,000,000	20,000,000
0.32%(1)	10/16/15	100,000,000	100,000,000
0.36%(1)	2/19/16	50,000,000	50,000,000
BNP Paribas (NY)
0.31%	7/1/15	35,000,000	35,000,000
0.28%	7/1/15	80,000,000	80,000,000
0.37%(1)	10/6/15	60,000,000	60,000,000
Canadian Imperial Bank (NY)
0.12%	7/1/15	100,000,000	100,000,000
CitiBank
0.28%	7/7/15	100,000,000	100,000,000
0.42%(1)	8/11/15	80,000,000	80,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.30%	10/1/15	100,000,000	100,000,000
Credit Suisse (NY)
0.23%	7/1/15	100,000,000	100,000,000
0.40%(1)	1/4/16	75,000,000	75,000,000
DNB NOR Bank ASA (NY)
0.29%	8/3/15	80,000,000	79,997,737
HSBC Bank USA (NY)
0.29%	7/20/15	100,000,000	100,000,000
0.34%(1)	2/3/16	60,000,000	60,000,000
Mizuho Corporate Bank (NY)
0.26%	9/8/15	50,000,000	49,999,999
0.30%	9/14/15	45,000,000	45,000,000
0.27%	9/15/15	75,000,000	75,000,000
Nordea Bank Finland (NY)
0.34%	11/19/15	100,000,000	99,999,989
Norinchukin Bank (NY)
0.27%	7/27/15	50,000,000	50,001,797
0.26%	9/10/15	40,000,000	40,000,000
0.26%	9/25/15	10,000,000	10,000,000
0.26%	9/25/15	75,000,000	75,000,000
Rabobank Nederland NV (NY)
0.27%(1)	7/7/15	50,000,000	50,000,000
Royal Bank of Canada (NY)
0.28%(1)	11/10/15	50,000,000	50,000,000
Skandinaviska Enskilda Banken (NY)
0.62%(1)	9/21/15	50,000,000	50,030,012
0.35%	10/1/15	125,000,000	125,000,000
Societe Generale (NY)
0.25%	9/18/15	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2015  7

STATEMENT OF NET ASSETS

Prime Series

June 30, 2015

		Face
		Amount	Value
Standard Chartered Bank (NY)
0.25%	7/13/15	$65,000,000	$65,000,000
0.28%	8/7/15	50,000,000	50,000,000
0.29%	9/1/15	50,000,000	50,000,000
State Street Bank & Trust
0.33%(1)	3/21/16	75,000,000	75,000,000
Sumitomo Mitsui Bank (NY)
0.31%(1)	7/7/15	50,000,000	50,000,000
0.27%	9/18/15	55,000,000	54,998,794
0.30%	10/1/15	20,000,000	20,000,000
0.34%(1)	10/14/15	50,000,000	50,000,000
Svenska Handelsbanken (NY)
0.30%	10/16/15	75,000,000	75,001,113
Swedbank (NY)
0.30%	9/1/15	100,000,000	100,000,000
0.26%	9/28/15	75,000,000	75,000,000
Toronto Dominion Bank (NY)
0.30%	10/21/15	35,000,000	35,000,000
0.37%	12/7/15	90,000,000	90,000,000
0.33%(1)	3/16/16	50,000,000	50,000,000
Wells Fargo Bank
0.30%(1)	11/20/15	100,000,000	100,000,000
0.28%(1)	12/16/15	50,000,000	50,000,000
Westpac Banking Corp (NY)
0.31%(1)	4/13/16	50,000,000	50,000,000
Total Certificates of Deposit			3,295,048,798
Commercial Paper (13.9%)
Bank of Tokyo Mitsubishi UFJ LTD
0.30%	7/1/15	50,000,000	50,000,000
0.36%	9/1/15	75,000,000	74,953,500
Coca-Cola Company
0.29%	9/3/15	35,000,000	34,981,955
0.31%	9/4/15	35,000,000	34,980,410
0.30%	9/11/15	90,000,000	89,945,999
Credit Agricole Corp. & Investment Bank (NY)
0.25%	8/3/15	75,000,000	74,982,812
General Electric Capital Corp.
0.26%(1)	12/29/15	50,000,000	50,000,000
JP Morgan Securities LLC
0.35%(1)	11/10/15	50,000,000	50,000,000
0.35%(1)	12/11/15	25,000,000	25,000,000
0.35%(1)	1/15/16	75,000,000	75,000,000
0.38%(1)	2/19/16	25,000,000	25,000,000
PNC Bank
0.28%	7/1/15	58,580,000	58,580,000
0.28%	8/3/15	10,000,000	9,997,434
0.43%	9/4/15	100,000,000	99,922,361
Toyota Motor Credit Corp.
0.25%	7/1/15	50,000,000	50,000,000
Total Commercial Paper			803,344,471

The accompanying notes are an integral part of these financial statements.

 8  PFM Funds Annual Report | June 30, 2015

STATEMENT OF NET ASSETS

Prime Series

June 30, 2015

		Face
		Amount	Value
Corporate Notes (0.5%)
Toyota Motor Credit Corp. Notes
0.35%	7/17/15	$30,280,000	$30,286,962
Total Corporate Notes			30,286,962
U.S. Government & Agency Obligations (14.9%)
Federal Home Loan Bank Discount Notes
0.08%	7/24/15	100,000,000	99,995,208
0.07%	8/21/15	50,000,000	49,994,900
U.S. Treasury Notes
0.08%	7/15/15	673,222,050	675,304,499
0.31%	12/31/15	35,000,000	35,316,616
Total U.S. Government & Agency Obligations			860,611,223
Repurchase Agreements (12.3%)
BNP Paribas
0.09%	7/1/15	106,600,000	106,600,000
(Dated 6/30/15, repurchase price $106,600,267, collateralized by: U.S. Treasury securities, 0%, maturing 5/15/28-2/15/42, market value $3,048,740; Fannie Mae securities, 0.75%-6.625%, maturing 10/15/15-11/15/30, market value $55,586,838; Freddie Mac securities, 0%, maturing 12/11/25-5/4/37, market value $24,000,248; Federal Home Loan Bank securities, 5.25%, maturing 6/5/17, market value $54,339; Federal Farm Credit Bank securities, 0.215%, maturing 1/17/18, market value $26,042,107)
0.09%	7/13/15	175,000,000	175,000,000
(Dated 5/20/15, repurchase price $175,023,625,collateralized by: U.S. Treasury securities, 0%-3.125%, maturing 5/15/21-8/15/40, market value $3,818,845; Tennessee Valley Authority securities, 6.75%, maturing 11/1/25, market value $258,630; Federal Home Loan Bank securities, 5.625%, maturing 6/13/16, market value $192,346; Freddie Mac securities, 1.985%-7.00%, maturing 4/1/16-10/1/44, market value $37,479,879; Ginnie Mae securities, 1.625%-7.50%, maturing 2/20/20-10/20/64, market value $20,268,665; Fannie Mae securities, 1.125%-6.50%, maturing 4/27/17-6/1/45, market value $116,500,418)
Goldman Sachs
0.13%	7/1/15	252,600,000	252,600,000
(Dated 6/30/15, repurchase price $252,600,912, collateralized by Ginnie Mae securities, 1.625%-7.00%, maturing 12/20/22-12/20/64, market value $257,652,931)
0.07%	7/6/15	180,000,000	180,000,000
(Dated 6/1/15, repurchase price $180,012,250, collateralized by Ginnie Mae securities, 3.50%-4.00%, maturing 3/20/45, market value $183,610,710)
Total Repurchase Agreements			714,200,000

The accompanying notes are an integral part of these financial statements

PFM Funds Annual Report | June 30, 2015  9

STATEMENT OF NET ASSETS

Prime Series

June 30, 2015

Value
Total Investments (98.6%)	$5,703,491,454
Other Assets in Excess of Other Liabilities (1.4%)(2)	82,030,902
Net Assets (100.0%)	$5,785,522,356
Net Assets Consist of:
SNAP Fund Class Shares (applicable to 3,517,011,848 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	3,517,011,848
Institutional Class Shares (applicable to 1,815,311,979 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	1,815,311,979
Colorado Investors Class Shares (applicable to 453,198,529 outstanding shares of beneficial interest (unlimited shares authorized; no par value; equivalent to $1.00 per share)	453,198,529

(1) Floating Rate Note. Rate shown is that which was in effect at June 30, 2015.

(2) Includes fees payable to PFM Asset Management LLC of $483,072. There were no fees payable to the Trust’s Independent Trustees at June 30, 2015.

 The accompanying notes are an integral part of these financial statements.

 10  PFM Funds Annual Report | June 30, 2015

STATEMENT OF OPERATIONS

Prime Series

Year Ended June 30, 2015

Investment Income
Interest Income	$12,780,660
Expenses
Investment Advisory Fees	3,862,162
Administrative Fees	1,170,721
Transfer Agent Fees:
SNAP Fund Class	3,447,010
Institutional Class	1,531,396
Colorado Investors Class	344,645
Audit Fees	32,160
Cash Management Fees:
SNAP Fund Class	18,911
Institutional Class	43,758
Colorado Investors Class	2,597
Custody Fees	83,555
Legal Fees	200,045
Insurance Premiums	94,075
Rating Fees	19,000
Registration Fees	32,375
Other Expenses	155,665
Total Expenses	11,038,075
Less: Investment Advisory Fee Waivers	(1,020,723)
Transfer Agent Fee Waivers:
SNAP Fund Class	(3,386,179)
Institutional Class	(163,241)
Colorado Investors Class	(104,390)
Less Expenses Paid Indirectly	(273,750)
Net Expenses	6,089,792
Net Investment Income	6,690,868
Net Realized Gain on Sale of Investments	178,709
Net Increase in Net Assets Resulting from Operations	$6,869,577

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2015  11

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Year Ended	Year Ended
	June 30,	June 30,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$6,690,868	$7,433,514
Net Realized Gain on Sale of Investments	178,709	295,025
Net Increase in Net Assets	6,869,577	7,728,539
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(4,961,690)	(5,468,463)
Institutional Class Shares	(1,426,627)	(1,682,136)
Colorado Investors Class Shares	(481,260)	(577,940)
Total Distributions	(6,869,577)	(7,728,539)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	2,465,320,913	2,299,011,805
Institutional Class Shares	33,258,612,387	26,920,992,624
Colorado Investors Class Shares	1,260,110,785	1,274,504,271
Redeemed:
SNAP Fund Class Shares	(2,479,443,458)	(2,700,977,310)
Institutional Class Shares	(33,497,572,188)	(26,980,501,403)
Colorado Investors Class Shares	(1,566,085,506)	(914,438,614)
Distributions Reinvested:
SNAP Fund Class Shares	4,961,690	5,468,463
Institutional Class Shares	1,426,627	1,682,136
Colorado Investors Class Shares	481,260	577,940
Net Decrease from Capital Share Transactions	(552,187,490)	(93,680,088)
Total Decrease in Net Assets	(552,187,490)	(93,680,088)
Net Assets
Beginning of Period	6,337,709,846	6,431,389,934
End of Period	$5,785,522,356	$6,337,709,846

The accompanying notes are an integral part of these financial statements.

 12  PFM Funds Annual Report | June 30, 2015

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Government Series

	Year Ended June 30,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.000
Income From Investment Operations
Net Investment Income	0.0002	0.0003	0.0004	0.0004	0.001
Total From Operations	0.0002	0.0003	0.0004	0.0004	0.001
Less: Distributions
Net Investment Income	(0.0002)	(0.0003)	(0.0004)	(0.0004)	(0.001)
Total Distributions	(0.0002)	(0.0003)	(0.0004)	(0.0004)	(0.001)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.000
Total Return	0.02%	0.03%	0.04%	0.04%	0.09%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$156,818	$140,441	$185,482	$311,091	$361,182
Ratio of Expenses to Average Net Assets	0.10%	0.11%	0.18%	0.15%	0.18%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments	0.21%	0.22%	0.21%	0.21%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.03%	0.04%	0.04%	0.09%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	-0.09%	-0.08%	0.01%	-0.02%	0.07%

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2015  13

STATEMENT OF NET ASSETS

Government Series

June 30, 2015

		Face
		Amount	Value
U.S. Government & Agency Obligations (85.8%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.14%	7/1/15	$5,000,000	$5,000,000
Fannie Mae Notes
0.16%	7/2/15	3,025,000	3,025,028
0.18%	7/28/15	3,000,000	3,004,888
0.21%	8/26/15	500,000	500,353
0.22%	9/24/15	500,000	502,070
0.20%	9/28/15	1,700,000	1,707,457
0.22%	10/15/15	1,435,000	1,452,313
0.24%	10/26/15	557,000	559,472
0.22%	12/21/15	3,888,000	3,890,782
0.46%(1)	1/20/16	2,485,000	2,488,657
Federal Farm Credit Bank Notes
0.22%(1)	7/20/15	2,000,000	2,000,031
0.34%(1)	8/3/15	2,000,000	2,000,229
0.18%(1)	9/18/15	1,425,000	1,425,000
0.22%(1)	9/21/15	5,000,000	5,000,695
0.15%(1)	9/28/15	3,000,000	3,000,000
0.17%(1)	11/18/15	3,000,000	2,999,767
0.16%(1)	12/9/15	5,000,000	5,000,000
0.23%(1)	2/5/16	4,000,000	4,001,578
Federal Home Loan Bank Discount Notes
0.09%	8/5/15	5,000,000	4,999,553
0.10%	8/14/15	5,000,000	4,999,401
0.08%	8/21/15	5,000,000	4,999,433
Federal Home Loan Bank Notes
0.16%	7/15/15	5,000,000	5,000,000
0.25%	7/17/15	1,300,000	1,299,927
0.22%	7/29/15	2,000,000	1,999,936
0.16%	9/11/15	1,000,000	999,938
0.14%	9/11/15	6,780,000	6,801,440
0.20%	9/16/15	5,000,000	4,999,917
0.14%	9/17/15	4,000,000	4,000,401
0.25%	12/11/15	1,000,000	1,005,021
0.15%(1)	12/16/15	3,000,000	3,000,343
Freddie Mac Discount Notes
0.10%	10/29/15	5,000,000	4,998,333
Freddie Mac Notes
0.22%	8/3/15	1,000,000	1,004,594
0.14%	9/10/15	3,450,000	3,460,738
0.19%	9/18/15	3,000,000	3,001,493
0.18%(1)	7/21/16	7,000,000	6,999,248
U.S. Treasury Notes
0.08%	7/15/15	21,285,250	21,351,085
0.31%	12/31/15	2,000,000	2,018,083
Total U.S. Government & Agency Obligations			134,497,204

The accompanying notes are an integral part of these financial statements.

 14  PFM Funds Annual Report | June 30, 2015

STATEMENT OF NET ASSETS

Government Series

June 30, 2015

		Face
		Amount	Value
Repurchase Agreements (13.9%)
Goldman Sachs
0.13%	7/1/15	$21,800,000	$21,800,000
(Dated 6/30/15, repurchase price $21,800,079, collateralized by Freddie Mac securities, 3.50% to 6.50%, maturing 5/1/29 to 7/1/43, market value $22,236,081)
Total Repurchase Agreements			21,800,000
Total Investments (99.7%)			156,297,204
Other Assets in Excess of Other Liabilities (0.3%)(2)			520,331
Net Assets (100.0%)
Applicable to 156,817,535 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)			$156,817,535

(1) Floating Rate Note. Rate shown is that which was in effect at June 30, 2015.

(2) Includes fees payable to PFM Asset Management LLC of $10,809. There were no fees payable to the Trust’s Independent Trustees at June 30, 2015.

STATEMENT OF OPERATIONS

Government Series

Year Ended June 30, 2015

Investment Income
Interest Income	$226,801
Expenses
Investment Advisory Fees	129,618
Administrative Fees	37,034
Transfer Agent Fees	148,136
Audit Fees	23,950
Cash Management Fees	5,902
Custody Fees	10,653
Legal Fees	6,142
Insurance Premiums	2,847
Rating Fees	6,500
Registration Fees	20,400
Other Expenses	4,915
Total Expenses	396,097
Less: Investment Advisory Fee Waivers	(26,802)
Administrative Fee Waivers	(28,638)
Transfer Agent Fee Waivers	(147,282)
Net Expenses	193,375
Net Investment Income	33,426
Net Realized Gain on Sale of Investments	794
Net Increase in Net Assets Resulting from Operations	$34,220

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2015  15

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Year Ended	Year Ended
	June 30,	June 30,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$33,426	$43,456
Net Realized Gain on Sale of Investments	794	4,564
Net Increase in Net Assets	34,220	48,020
Distributions
Net Investment Income	(33,426)	(43,456)
Net Realized Gain on Sale of Investments	(794)	(4,564)
Total Distributions	(34,220)	(48,020)
Capital Share Transactions (at $1.00 per share)
Issued	750,396,845	645,385,689
Redeemed	(734,054,858)	(690,474,047)
Distributions Reinvested	34,220	48,020
Net Increase (Decrease) from Capital
Share Transactions	16,376,207	(45,040,338)
Total Increase (Decrease) in Net Assets	16,376,207	(45,040,338)
Net Assets
Beginning of Period	140,441,328	185,481,666
End of Period	$156,817,535	$140,441,328

The accompanying notes are an integral part of these financial statements.

 16  PFM Funds Annual Report | June 30, 2015

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio). Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds follow the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and

PFM Funds Annual Report | June 30, 2015  17

premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate. Expenses specific to a series of the Trust are allocated to the specific series to which they relate. Common expenses of the Trust, such as legal, board and insurance fees, are allocated to the series of the Trust based on the relative net assets of each series when incurred.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Each Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for Prime Series and Government Series are included within each Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by Prime Series at June 30, 2015 is $714,200,00 and they are collateralized by $728,514,695 of non-cash collateral. The total value of repurchase agreements held by Government Series at June 30, 2015 is $21,800,000 and they are collateralized by $22,236,081 of non-cash collateral.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2015, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

 18  PFM Funds Annual Report | June 30, 2015

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair values of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2015.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC (“PFM I”). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction constituted a change in control of PFM and thus resulted in the automatic termination of the previous investment advisory agreements of the Funds (the “Previous Advisory Agreements”) in accordance with their terms. In order for PFM to continue to provide investment advisory services to the Funds after the Transaction, new investment advisory agreements (the “New Advisory Agreements”), having the advisory fees described below, were unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements.

PFM Funds Annual Report | June 30, 2015  19

The New Advisory Agreements were approved by shareholders of Prime Series and Government Series, respectively, at a special meeting of shareholders held on June 23, 2014 and became effective on July 1, 2014 following consummation of the Transaction.

The investment advisory fees payable by each Fund under the New Advisory Agreements are calculated at the following annual percentage rates of such Fund’s average daily net assets:

Fund Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM provides administration and transfer agency services to the Funds pursuant to an Administration Agreement and a Transfer Agent Agreement with the Trust. Amendments to these agreements were approved by the Board, including the separate vote of a majority of the Independent Trustees, on May 9, 2014 and became effective on July 1, 2014. Effective as of such date, fees for administrative services provided by PFM to each Fund are calculated at the annual rate of 0.02% of the average daily net assets of such Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at the following annual rates of the average daily net assets of the Fund or applicable share class thereof:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.10%
Prime Series – Institutional Class	0.08%
Prime Series – Colorado Investors Class	0.07%
Government Series	0.08%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Prime Series (the “Prime Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of Prime Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Prime Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of Prime Series making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of Prime Series to PFM under its agreements with the Trust, as in effect on the effective date of the Prime Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Prime Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate. Any fees waived prior to November 1, 2013 or waived pursuant to PFM’s agreement relating to the SNAP® Program are not subject to future payment by the Funds to PFM pursuant to the Prime Fee Reduction Agreement.

 20  PFM Funds Annual Report | June 30, 2015

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of Government Series (the “Government Fee Reduction Agreement”), pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Government Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the calendar month preceding the payment was in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its agreements with the Trust, as in effect on the effective date of the Government Fee Reduction Agreement; and (ii) any fees pursuant subject to the Government Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

In conjunction with the Transaction, PFM and the Trust entered into Fee Deferral Agreements on behalf of Prime Series (the “Prime Fee Deferral Agreement”) and Government Series (the “Government Fee Deferral Agreement”) to maintain in effect the fee reduction arrangements under the Prime Fee Reduction Agreement and the Government Fee Reduction Agreement, respectively. The Prime Fee Deferral Agreement and the Government Fee Deferral Agreement are the same in all material respects as the Prime Fee Reduction Agreement and Government Fee Reduction Agreement, respectively. At such time, PFM and the Trust also entered into a fee waiver agreement relating to Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement are not recoverable by PFM under the Prime Fee Deferral Agreement. This includes fees waived pursuant to an agreement between PFM and the Treasury Board of the Commonwealth of Virginia which limit PFM’s aggregate investment advisory, administration and transfer agency fees payable by the SNAP Fund Class to an effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis through June 30, 2016. For the year ended June 30, 2015, PFM waived $1,020,723 of investment advisory fees payable by Prime Series and $3,386,179 of transfer agent fees payable by the SNAP Fund Class of Prime Series which are not recoverable by PFM pursuant to the Prime Fee Deferral Agreement.

The chart that follows depicts fees relating to Prime Series waived by PFM since the inception of the Prime Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Prime Fee Reduction Agreement and the Prime Fee Deferral Agreement both during the year ended June 30, 2015 and cumulatively, as well as the amounts which remain recoverable as of June 30, 2015 and the fiscal year in which recoverable unreimbursed amounts expire.

PFM Funds Annual Report | June 30, 2015  21

	Institutional Class		Colorado Investors Class
	Transfer Agent Fees		Transfer Agent Fees
		Cumulatively		Cumulatively
	Year Ended	through	Year Ended	through
	June 30,	June 30,	June 30,	June 30,
	2015	2015	2015	2015
Waived fees	$163,241	$211,172	$104,390	$226,588
Amounts reimbursed	–	–	–	–
Amounts unrecoverable	–	–	–	–
Remaining recoverable		$211,172		$226,588
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017		$47,931		$122,198
June 30, 2018		163,241		104,390
Total		$211,172		$226,588

The chart that follows depicts the fees relating to Government Series waived by PFM since the inception of the Government Fee Reduction Agreement. The chart also shows the amounts reimbursed and the amounts deemed unrecoverable under the Government Fee Reduction Agreement and the Government Fee Deferral Agreement both during the year ended June 30, 2015 and cumulatively, as well as the amounts which remain to be recoverable as of June 30, 2015 and the fiscal year in which recoverable unreimbursed amounts expire.

	Government Series Investment Advisory,
	Administration & Transfer Agent Fees
	Year Ended	Cumulatively through
	June 30, 2015	June 30, 2015
Waived fees	$202,722	$938,039
Amounts reimbursed	–	–
Amounts unrecoverable	(257,399)	(472,257)
Remaining recoverable		$465,782
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2016		$72,924
June 30, 2017		190,136
June 30, 2018		202,722
Total		$465,782

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds

 22  PFM Funds Annual Report | June 30, 2015

pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed 0.25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board. For the year ended June 30, 2015, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the year ended June 30, 2015, cash management fees payable by Prime Series were reduced by $273,750 as a result of earnings credits from cash balances maintained with its depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2015 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2015, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

PFM Funds Annual Report | June 30, 2015  23

S&P	Prime	Government
Rating	Series %	Series %
AA+	12.5%	69.0%
AA-	0.5%	–
A-1+	21.8%	16.0%
A-1	52.7%	–
Exempt*	12.5%	15.0%

* Represents U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2015.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities or another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at June 30, 2015 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

 24  PFM Funds Annual Report | June 30, 2015

Issuer	Prime Series %	Government Series %
BNP Paribas*	8.0%	-
Fannie Mae	-	14.2%
Federal Farm Credit Banks	-	16.3%
Federal Home Loan Banks	<5.0%	28.2%
Freddie Mac	-	12.4%
Goldman Sachs Group*	7.6%	13.9%
U.S. Treasury	12.5%	15.0%

* These issuers are also counterparties to repurchase agreements entered into by Prime Series and Government Series. These repurchase agreements are fully collateralized by obligations of the United States government or its agencies or instrumentalities.

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at June 30, 2015 were 37 and 35 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at June 30, 2015 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Cash and Cash Equivalents	$75,048,916	1 Day	$215,499	1 Day
Certificates of Deposit	3,295,048,798	49 Days	–	–
Commercial Paper	803,344,471	36 Days	–	–
Corporate Notes	30,286,962	17 Days	–	–
U.S. Government Agency:
Discount Notes	149,990,108	33 Days	19,996,720	64 Days
Mortgage-Backed Security Discount Notes	–	–	5,000,000	1 Day
Notes	–	–	86,131,316	41 Days
U.S. Treasury Notes	710,621,115	23 Days	23,369,168	30 Days
Repurchase Agreements	714,200,000	4 Days	21,800,000	1 Day
Total	$5,778,540,370		$156,512,703

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Annual Report | June 30, 2015  25

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Independent Trustee)
Directorships Held

INDEPENDENT TRUSTEES

Robert R. Sedivy	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School,
Trustee (1996), Chairman of the	Richmond, Virginia, 1988 to 2008; (2)
Board (2008)
Birthyear: 1946
Other directorships: Wakefield School

Jeffrey A. Laine	President, Commonwealth Financial Group, 1994 to present; President,
Trustee (1986), Chairman of the	Laine Financial Group, Inc. (an investment advisory firm) 1992 to present;
Audit Committee (2008)	formerly, President and Treasurer of the Trust (1986 to 2008); (2)
Birthyear: 1957
Other directorships: None

Michael P. Flanagan	Retired, 2015; State Superintendent of Education, State of Michigan, 2005
Trustee (2008), Chairman of the	to 2015; (2)
Governance Committee (2009)
Birthyear: 1949
Other directorships: Michigan Virtual
University, Michigan Public School
Employees Retirement System,
Regional Educational Laboratory
Midwest (Chairperson)

Larry W. Davenport	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)
Trustee (2012), Advisory Board Member
(1995 - 2012)
Birthyear: 1946
Other directorships: None

Brian M. Marcel	Assistant Superintendent, Administration & Support Services, Washtenaw
Trustee (2008)	Intermediate School District, 1994 to present; (2)
Birthyear: 1962
Other directorships: Michigan Liquid Asset
Fund Plus

Joseph W. White	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)
Trustee (2008)
Birthyear: 1958
Other directorships: None

 26  PFM Funds Annual Report | June 30, 2015

Name, Position Held with Trust,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory
Directorships Held	Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis	President, Manager and Managing Director, PFM Asset Management LLC,
Trustee (1996) & President (2008)	2001 to present; President and Director, PFM Fund Distributors, Inc., 2001
Birthyear: 1944	to present; Treasurer and Director, Public Financial Management, Inc. (a
Other directorships: None	financial advisory firm) 1986 to present; Vice President and Manager, PFM I
LLC, 2009 to present; (2)

Barbara L. Fava	Managing Director, PFM Asset Management LLC, 2001 to present; (2)
Vice President (2008)
Birthyear: 1959
Other directorships: None

Debra J. Goodnight	Secretary and Managing Director, PFM Asset Management LLC, 2001 to
Treasurer (2007)	present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (2)
Birthyear: 1955
Other directorships: None

Daniel R. Hess	Managing Director, PFM Asset Management LLC, 2001 to present; (2)
Secretary (2012)
and Assistant Treasurer (2007)
Birthyear: 1974
Other directorships: None

Leo J. Karwejna	Chief Compliance Officer and Managing Director, PFM Asset Management
Chief Compliance Officer (2012)	LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential
Birthyear: 1976	Investment Management, 2008 to 2011; (2)
Other directorships: None

ADVISORY BOARD MEMBER

Bruce A. Lebsack, CGMA	Director of Finance and Administration and Chief Financial Officer,
Advisory Board Member (2012)	Highlands Ranch Metropolitan Districts and Centennial Water and
Birthyear: 1953	Sanitation District, Colorado, 1981 to present; (2)
Other directorships: None

PFM Funds Annual Report | June 30, 2015  27

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $7,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust. For the year ended June 30, 2015, total fees paid to the Independent Trustees were $64,250.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met three times during the year ended June 30, 2015.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the year ended June 30, 2015.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

 28  PFM Funds Annual Report | June 30, 2015

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2015. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Annual Report | June 30, 2015  29

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended June 30, 2015

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,000.80	$0.38
Institutional Class	$1,000.00	$1,000.41	$0.77
Colorado Investors Class	$1,000.00	$1,000.57	$0.61
Government Series	$1,000.00	$1,000.09	$0.59

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.42	$0.38
Institutional Class	$1,000.00	$1,024.03	$0.78
Colorado Investors Class	$1,000.00	$1,024.19	$0.61
Government Series	$1,000.00	$1,024.34	$0.59

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.15% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.09% for the Government Series multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

 30  PFM Funds Annual Report | June 30, 2015

Page left intentionally blank.

Page left intentionally blank.

Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A. 608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A. 60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

1-800-338-3383

4602 • 7/15

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2015, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/15	6/30/14

(a) AUDIT FEES:	$56,110	$53,900

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1)  WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2)  WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3)  SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4)  SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f)  NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g)  THE REGISTRANT’S PRINCIPAL ACCOUNTANT BILLED THE REGISTRANT’S ADVISOR $15,000 DURING THE REGISTRANT’S FISCAL YEAR ENDED JUNE 30, 2015 FOR NON-AUDIT SERVICES RENDERED TO THE REGISTRANT’S ADVISOR. THE REGISTRANT’S AUDIT COMMITTEE APPROVED THE PROVISION OF THESE NON-AUDIT SERVICES TO THE REGISTRANT’S ADVISOR AT A MEETING HELD ON OCTOBER 20, 2014. THERE WERE NO OTHER SUCH FEES BILLED OR SERVICES RENDERED IN THE LAST TWO FISCAL YEARS.

(h)  NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED WHICH WERE NOT PRE-APPROVED BY THE REGISTRANT’S AUDIT COMMITTEE.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/3/2015	.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President .

Date	9/3/2015	.

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer .

Date	9/3/2015	.

* Print the name and title of each signing officer under his or her signature.